SHARE-BASED COMPENSATION - Stock Option Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of options
Outstanding, beginning (in shares)		407,000	14,629,096
Exercised (in shares)		(407,000)	(14,222,096)
Outstanding, ending (in shares)			407,000
Intrinsic value of options exercised	¥ 0	¥ 27,775	¥ 633,606
Weighted average exercise price
Outstanding, beginning (in RMB per share)		¥ 5.1	¥ 5.4
Exercised (in RMB per share)		5.1	5.5
Outstanding, ending (in RMB per share)			5.1
Weighted average grant-date fair value per option
Outstanding, beginning (in RMB per share)		1.6	1.7
Exercised (in RMB per share)		¥ 1.6	1.6
Outstanding, ending (in RMB per share)			¥ 1.6